Commitments	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 14 - Commitments

a)	Operating lease commitments

The short-term leases of the Company mainly consisted of office leasing. As of March 31,2026, the minimum future commitments under these agreements are as follows:

For the year ending March 31,	Operating Leases

2027	55,174
Total	55,174

b)	Capital and other commitments

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries did not have material capital and other commitments as of March 31, 2026.